Shareholder Report, Holdings (Details)	May 31, 2026
Smead Value Fund - Class A | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class A | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class A | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class A | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class A | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class A | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class A | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class A | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class A | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class A | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Class C | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class C | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class C | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class C | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class C | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class C | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class C | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class C | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class C | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class C | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Class I1 | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class I1 | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class I1 | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class I1 | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class I1 | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class I1 | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class I1 | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class I1 | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class I1 | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class I1 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class I1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Class I1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class I1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class I1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class I1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class I1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class I1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class I1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Class R1 | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class R1 | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class R1 | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class R1 | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class R1 | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class R1 | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class R1 | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class R1 | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class R1 | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class R1 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class R1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Class R1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class R1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class R1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class R1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class R1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class R1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class R1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Class R2 | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class R2 | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class R2 | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class R2 | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class R2 | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class R2 | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class R2 | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class R2 | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class R2 | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class R2 | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class R2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class R2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class R2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class R2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class R2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class R2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class R2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Class Y | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Class Y | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class Y | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Class Y | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Class Y | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Class Y | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Class Y | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Class Y | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Class Y | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class Y | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Smead Value Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead Value Fund - Investor Class | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Smead Value Fund - Investor Class | Simon Property Group, Inc. – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Investor Class | APA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Smead Value Fund - Investor Class | Merck & Co.,Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund - Investor Class | Macerich Co. (The) – REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Smead Value Fund - Investor Class | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Smead Value Fund - Investor Class | DR Horton, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund - Investor Class | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Smead Value Fund - Investor Class | Lennar Corp. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Investor Class | American Express Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Smead Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.42%
Smead Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.04%
Smead Value Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Smead Value Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%
Smead Value Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.65%
Smead Value Fund - Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
Smead Value Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Smead Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Smead International Value Fund - Class A | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Smead International Value Fund - Class A | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class A | Strathcona Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Smead International Value Fund - Class A | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Smead International Value Fund - Class A | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Smead International Value Fund - Class A | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead International Value Fund - Class A | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class A | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class A | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Smead International Value Fund - Class A | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Smead International Value Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Smead International Value Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Smead International Value Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Smead International Value Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Smead International Value Fund - Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Smead International Value Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Smead International Value Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Smead International Value Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Smead International Value Fund - Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Smead International Value Fund - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Smead International Value Fund - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Smead International Value Fund - Class A | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Smead International Value Fund - Class A | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead International Value Fund - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Smead International Value Fund - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Smead International Value Fund - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Smead International Value Fund - Class C | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Smead International Value Fund - Class C | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class C | Strathcona Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Smead International Value Fund - Class C | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Smead International Value Fund - Class C | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Smead International Value Fund - Class C | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead International Value Fund - Class C | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class C | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class C | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Smead International Value Fund - Class C | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Smead International Value Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Smead International Value Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Smead International Value Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Smead International Value Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Smead International Value Fund - Class C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Smead International Value Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Smead International Value Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Smead International Value Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Smead International Value Fund - Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Smead International Value Fund - Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Smead International Value Fund - Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Smead International Value Fund - Class C | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Smead International Value Fund - Class C | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class C | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class C | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead International Value Fund - Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Smead International Value Fund - Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Smead International Value Fund - Class C | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Smead International Value Fund - Class I1 | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Smead International Value Fund - Class I1 | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class I1 | Strathcona Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Smead International Value Fund - Class I1 | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Smead International Value Fund - Class I1 | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Smead International Value Fund - Class I1 | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead International Value Fund - Class I1 | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class I1 | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class I1 | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Smead International Value Fund - Class I1 | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class I1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Smead International Value Fund - Class I1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Smead International Value Fund - Class I1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Smead International Value Fund - Class I1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Smead International Value Fund - Class I1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Smead International Value Fund - Class I1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund - Class I1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Smead International Value Fund - Class I1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Smead International Value Fund - Class I1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Smead International Value Fund - Class I1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Smead International Value Fund - Class I1 | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.18%
Smead International Value Fund - Class I1 | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.38%
Smead International Value Fund - Class I1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.25%
Smead International Value Fund - Class I1 | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.24%
Smead International Value Fund - Class I1 | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.08%
Smead International Value Fund - Class I1 | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Smead International Value Fund - Class I1 | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.36%
Smead International Value Fund - Class I1 | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Smead International Value Fund - Class I1 | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.55%
Smead International Value Fund - Class I1 | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Smead International Value Fund - Class I1 | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Smead International Value Fund - Class I1 | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.66%
Smead International Value Fund - Class Y
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Smead International Value Fund - Class Y | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Smead International Value Fund - Class Y | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class Y | Strathcona Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Smead International Value Fund - Class Y | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Smead International Value Fund - Class Y | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Smead International Value Fund - Class Y | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead International Value Fund - Class Y | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class Y | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class Y | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Smead International Value Fund - Class Y | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Smead International Value Fund - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Smead International Value Fund - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Smead International Value Fund - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class Y | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Smead International Value Fund - Class Y | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Smead International Value Fund - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Smead International Value Fund - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund - Class Y | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Smead International Value Fund - Class Y | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Smead International Value Fund - Class Y | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Smead International Value Fund - Class Y | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Class Y | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Smead International Value Fund - Class Y | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Class Y | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Class Y | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Class Y | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead International Value Fund - Class Y | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Smead International Value Fund - Class Y | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Smead International Value Fund - Investor Class | Cenovus Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Smead International Value Fund - Investor Class | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Investor Class | Strathcona Resources Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Smead International Value Fund - Investor Class | Tamarack Valley Energy Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Smead International Value Fund - Investor Class | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Smead International Value Fund - Investor Class | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead International Value Fund - Investor Class | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Investor Class | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Investor Class | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Smead International Value Fund - Investor Class | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Investor Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.59%
Smead International Value Fund - Investor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Smead International Value Fund - Investor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.04%
Smead International Value Fund - Investor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.72%
Smead International Value Fund - Investor Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
Smead International Value Fund - Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund - Investor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Smead International Value Fund - Investor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Smead International Value Fund - Investor Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
Smead International Value Fund - Investor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
Smead International Value Fund - Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	32.20%
Smead International Value Fund - Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Smead International Value Fund - Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Smead International Value Fund - Investor Class | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund - Investor Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Smead International Value Fund - Investor Class | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead International Value Fund - Investor Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Smead International Value Fund - Investor Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Smead International Value Fund - Investor Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead International Value Fund - Investor Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Smead International Value Fund - Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Smead International Value Fund - Investor Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	0.70%